Description of Organization and Business Operations (Details) - USD ($)			9 Months Ended
	Jan. 08, 2021	Jan. 08, 2021	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Jan. 07, 2021	Dec. 31, 2020
Assets				$ 1,806,560,000	$ 1,636,910,000		$ 587,252,000
TPG Pace Solutions
Entity Incorporation Date Of Incorporation			Jan. 04, 2021
Issuance of redeemable convertible preferred units, net of issuance costs	$ 100,000
Public offering closing date	45 days
Shares Issued Price Per Share	$ 10.00	$ 10.00
Assets	$ 26,936	$ 26,936	$ 286,123,187
Term For Completion Of Business Acquisition	The Company has 24 months from the closing date of the Proposed Offering to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.		The Company has 24 months from the closing date of the Public Offering to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Trust Account Threshold For Release Of Funds	100.00%	100.00%
Trust Account Threshold For Business Acquisition	80.00%
Intangible Assets Net Of Deferred Underwriting Commission	$ 5,000,001	$ 5,000,001
Maturity term of U.S. government securities	180 days
TPG Pace Solutions | Common Class A [Member]
Shares Issued Price Per Share	$ 10.00	$ 10.00
TPG Pace Solutions | Class F Ordinary Shares
Stock Issued During Period Value New Issues	$ 25,000	$ 25,000
Sponsor | TPG Pace Solutions
Entity Incorporation Date Of Incorporation	Jan. 04, 2021
Assets	$ 0	0				$ 0
Sponsor | TPG Pace Solutions | Class F Ordinary Shares
Stock Issued During Period Value New Issues	$ 25,000	$ 25,000
Stock Issued During Period Shares New Issues		20,000,000
Shares Issued Price Per Share	$ 0.001	$ 0.001